Restricted Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Restricted Assets
As of December 31, 2020 and 2019, the following Bank’s assets are restricted:

Item	12/31/2020	12/31/2019
Debt securities at fair value through profit or loss and other debt securities
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 used as security in favor of Sedesa (1).	146,459	131,191
• Federal Government Treasury Bonds in pesos adjusted by CER 1%, maturing 2021 as of December 31, 2020 and Discount bonds in pesos regulated by Argentine legislation, maturing 2033 as of December 31, 2019, securing the sectorial Credit Program of the Province of San Juan. Production investment financing fund.	61,180	205,446
• Federal Government Treasury Bonds in pesos adjusted by CER 1%, maturing 2021 as of December 31, 2020 and Discount bonds in pesos regulated by Argentine legislation, maturing 2033, as of securing the regional economies Competitiveness Program – IDB loan No. 3174/OC-AR.	39,368	159,736
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the CNV	32,926	29,493
• National Treasury bills at discount in pesos maturity 01-29-2021, securing the transaction of MAE Futuro Garantizado CPC2	19,600
• Federal Government Treasury Bonds in pesos adjusted by CER 1%, maturing 2021 for the contribution to the Guarantee Fund II in BYMA according to section 45 Law 26831 and supplementary regulations established by CNV standards (NT 2013, as amended)	3,192
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing a IDB loan of Province of San Juan No. 2763/OC-AR.		4,676

Subtotal debt securities at fair value through profit or loss and other debt securities	302,725	530,542

Other financial assets
• Mutual fund shares for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/13, as amended, of the CNV	103,252	91,623
• Sundry debtors – Other	11,459	4,695
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the City of Buenos Aires for differences on turnover tax	827	1,126

Subtotal Other financial assets	115,538	97,444

Loans and other financing – non-financial private sector and foreign residents
• Interests derived from contributions made as contributing partner (2)	260,000

Subtotal loans and other financing	260,000

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	12,040,746	10,127,017
• Guarantee deposits related to credit and debit card transactions	1,317,869	1,098,129
• For securities forward contracts	695,748	1,466,345
• Other guarantee deposits	237,995	1,839,248

Subtotal Financial assets delivered as a guarantee	14,292,358	14,530,739

Other non-financial assets
• Real property related to a call option sold	216,420	436,648

Subtotal Other non-financial assets	216,420	436,648

Total	15,187,041	15,595,373

(1)
As replacement for the preferred shares of former Nuevo Banco Bisel SA to secure to Sedesa the price payment and the fulfillment of all the obligations assumed in the purchase and sale agreement dated May 28, 2007, maturing on August 11, 2021.

(2)
As of December 31, 2020 it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.

Moreover, on November 9, 2020 the Bank paid 12,638 for a call option which gives right to increase up to 24.99% the Bank’s interest in the capital stock of Fintech SGR.